Income Tax (Details) - USD ($)		6 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Income Tax (Details) [Line Items]
Deferred tax rate percent		25.17%	25.17%	25.17%
Business tax			35.00%
Average annual gross (in Dollars)			$ 7,500,000
Alternative minimum taxable percentage			20.00%
Alternative minimum taxable income (in Dollars)			$ 40,000
Bottom of Range [Member]
Income Tax (Details) [Line Items]
Corporate Income tax rate			1.00%
Top of Range [Member]
Income Tax (Details) [Line Items]
Corporate Income tax rate			12.00%
CIT [Member]
Income Tax (Details) [Line Items]
Tax rate percentage	35.00%
ECI [Member]
Income Tax (Details) [Line Items]
Tax rate percentage	21.00%
Non-US Corporation’s Business [Member]
Income Tax (Details) [Line Items]
Tax rate percentage			30.00%